Contingent Liabilities and Financial Commitments - Taxes - Additional Information (Details) £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£) Case
Netherlands
Disclosure Of Commitments And Contingencies [Line Items]
Tax additional assessments	£ 215
Bangladesh
Disclosure Of Commitments And Contingencies [Line Items]
Value added tax and supplementary duty amount	£ 170
EGYPT | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Number of ongoing civil cases | Case	2
Tax reassessed amount	£ 113